NOTE 1: SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES	9 Months Ended
Sep. 30, 2012
Accounting Policies:
Significant Accounting Policies

NOTE 1: SUMMARY OF SIGNIFICANT ACCOUNTING PRINCIPLES

Organization and Consolidation

Casino Players, Inc. (the “Company” or “Medytox”) was organized on July 20, 2005 under the laws of the State of Nevada.  The Company had a wholly-owned subsidiary, Casino Rated Players, Inc. (“CRP”), a Nevada corporation that was a casino representative company offering complimentary rooms to rated players.  CRP’s revenues were a percentage of the amount of income the casino earned from the rated players.  The casino tracked the play of the rated player to determine its gross income, and CRP was then paid its contractual percentage based on that income, realized at the time of play.

During 2010 and 2011 the casino representative business was minimal. In the first half of  2011, Company management decided to reorganize the operations of the Company as a holding company to acquire and manage a number of companies in the medical services sector.

On June 22, 2011, the Company organized Medytox Medical Management Solutions Corp. ("MMMS"), a Florida corporation, as a wholly-owned subsidiary.  MMMS is a marketing company selling laboratory services and offering medical provider solutions to medical clinics, hospitals and physicians’ offices.  MMMS operates from the corporate offices in West Palm Beach, Florida.

On July 26, 2011, the Company organized Medytox Institute of Laboratory Medicine, Inc. ("MILM"), a Florida corporation, as a wholly-owned subsidiary.  MILM was organized to acquire and manage medical testing laboratories.  MILM operates from the corporate offices in West Palm Beach, Florida.

On August 22, 2011, MILM entered into a stock purchase agreement to acquire 81% of Trident Laboratories, Inc. ("Trident"), a privately-owned Florida corporation.  Trident operates a medical testing laboratory specializing in urine testing from a facility in Hollywood, Florida.  Trident sought to rescind the stock purchase agreement, and MILM filed an action in state court against Trident and its selling shareholders seeking, inter alia, specific performance of the agreement and for damages, including revenue generated by MILM.  On October 5, 2012, Trident and its selling shareholders filed a counterclaim and third-party claim against MILM, the Company and some of its officers alleging fraudulent inducement, breach of contract, civil conspiracy, tortious interference and defamation.  The Company believes these claims are devoid of legal and factual merit.  The litigation is ongoing and could have a negative effect on the balance sheet.  The Company has established a disputed net income reserve of $411,919 as of September 30, 2012, representing all of Trident's net income recognized by the Company since August 22, 2011, the date of acquisition.

Also, on August 22, 2011, the Company acquired 100% of Medical Billing Choices, Inc. ("MBC"), a privately-owned North Carolina corporation, through a stock purchase agreement for cash and an installment note.  MBC operates a medical billing service for a variety of medical providers throughout the southeastern United States from offices in Charlotte, North Carolina.  Since the acquisition, MBC is the main billing company for the Company's laboratories.

On September 16, 2011, the Board of Directors agreed to change the name of the Company to Medytox Solutions, Inc. and file for a new trading symbol.  On October 27, 2011, FINRA approved the name change and the new symbol, “MMMS”.

In February 2012, Bradley Ray filed an action claiming the ownership of MILM.  Mr. Ray has asserted that he was the sole incorporator and named owner of MILM and therefore has legal rights to contracts and agreements with Trident.  Medytox has incurred all expenses in association with the selling and marketing expenses, for which the company was created.  Management disputes this claim and believes it is without merit. The litigation is ongoing and may not be resolved without a court hearing.

In February 2012 several claims were made by prior employees and consultants for unpaid salaries and commissions.  The Company has accrued certain liabilities based on contractual obligations.  The Company acknowledges certain liabilities, however it disputes many of these claims believing them to be without merit.

On February 6, 2012, the Company formed Medytox Diagnostics Inc., a Florida corporation, as a wholly-owned subsidiary to acquire and build clinical laboratories.

On February 16, 2012, the Company acquired majority interest in Collectaway LLC, now known as PB Laboratories, LLC ("PB Labs"), a Florida limited liability company.  PB Labs has been the Company's main testing facility. The Company ordered installed new equipment that will enable PB Labs to process the increased volume of urine toxicology and blood testing that the Company anticipates.  The total purchase price paid for the 50.5% interest in PB Labs was $201,000.  The purchase price was paid as follows: (i) $1,000 paid at closing; and (ii) a secured promissory note (the "Note") was issued to the seller in the amount of $200,000 bearing interest of 5%, with four quarterly payments due of $50,000, commencing May 16, 2012 and ending February 15, 2013.  The financial results of PB Labs have been included in the Company's financial statements since the date of the acquisition of the majority interest.

On February 27, 2012, Medytox appointed Jace Simmons its Chief Financial Officer, effective March 1, 2012, and entered into an Employment Agreement.  The term of the Agreement is for two years, renewable for additional one-year periods if neither party otherwise gives at least 90 days' notice.  Under the Agreement, Mr. Simmons receives an annual salary of $150,000, subject to review each year.  He will participate in senior management bonus programs to be approved by the Board of Directors.  He will also receive annually options to purchase 200,000 shares of Medytox common stock exercisable at $3.00 a share.  When the common stock commences trading, Mr. Simmons will receive options to purchase an additional 400,000 shares, also exercisable at $3.00 a share.

On March 9, 2012, the Company formed Medytox Medical Marketing & Sales, Inc., a Florida corporation, as a wholly-owned subsidiary that provides the marketing for clinical laboratories that are owned by the Company.

The management of the Company is considering options to divest the casino representative business known as Casino Rated Players  (CRP) but has not approved a plan of disposition.  The results of CRP are immaterial and do not constitute a significant segment for reporting purposes.  As of September 30, 2012, the Company operates in the medical service segment.

Basis of Accounting

We have prepared the accompanying consolidated financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC"). In the opinion of management, these consolidated financial statements give effect to all normal recurring adjustments necessary to present fairly the financial position and results of operations and cash flows of the Company.

Although we believe that the disclosures included in our consolidated financial statements are adequate to make the information presented not misleading, certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with generally accepted accounting principles have been omitted. Accordingly, the accompanying consolidated financial statements should be read in conjunction with the Company’s latest annual report on Form 10-K for the year ended December 31, 2011 filed with the SEC on April 13, 2012.

The results of operations for the nine months ended September 30, 2012 are not necessarily indicative of the results to be expected for the full 2012 year.

Certain prior period amounts have been reclassified to conform to current-period presentation. These reclassifications had no effect on net income (loss) for the periods presented.

Use of Estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes.  Actual results could differ from those estimates.  The most significant estimates included in the preparation of the consolidated financial statements are related to asset lives and accruals.

Accounts Receivable

Accounts receivable consisted of amounts due from insurance companies on behalf of customers for laboratory services performed and are shown net of an allowance for doubtful accounts.  Receivables are determined to be past due based on the payment terms of the original contracts or invoices.  The Company used the allowance method for recognizing bad debts. When an account was deemed uncollectible, it was written off against the allowance. The Company generally does not require collateral for its accounts receivable. The Company does not typically charge interest on past due receivables.

As of September 30, 2012 and December 31, 2011, management recorded allowances for uncollectible accounts in the amount of $3,207,879 and $872,045, respectively.  Such increase was due to the growth in receivables.

Revenue Recognition

The Company recognizes revenue when it is realized or realizable and earned.  The Company considers revenue realized or realizable and earned when all of the following criteria are met:

•         persuasive evidence of an arrangement exists,

•         the product has been shipped or the services have been rendered to the customer,

•         the sales price is fixed or determinable, and

•         collectability is reasonably assured.

Income taxes

We account for current income taxes using the federal and state statutory corporate tax rates in the jurisdictions in which we operate.  Deferred income taxes are determined by considering the estimated future tax effects of differences between the consolidated financial statement and tax basis of assets and liabilities given the provisions of enacted tax laws. Deferred income tax provisions and benefits are based on changes to the assets or liabilities from year to year. In providing for deferred taxes, we consider tax regulations of the jurisdictions in which we operate, estimates of future taxable income, and available tax planning strategies. If tax regulations, operating results or the ability to implement tax-planning strategies vary, adjustments to the carrying value of deferred tax assets and liabilities may be required. Valuation allowances are recorded if realization of the deferred tax assets do not meet the “more likely than not” criteria of current accounting standards.

We recognize the consolidated financial statement benefit of a tax position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the “more-likely-than-not” threshold, the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority.

Earnings Per Share

Basic earnings per share are computed based on the weighted average number of shares outstanding during the period.  Diluted earnings per share are computed using the weighted average common shares and all potentially dilutive common shares outstanding during the period.  At September 30, 2012, we had 1,600,000 options that were considered potentially dilutive for the current quarter.